Assets held for sale (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Assets held for sale
Share of results of equity accounted associates and joint ventures	€ (51)	€ 376	[1]
Investment income	368	137	[1]
(Loss)/profit for the financial period	(155)	1,202	[1]
Operating profit	1,655	2,968	[1]
Total comprehensive expense	€ (1,435)	€ 1,663	[1]
Indus Towers Limited
Assets held for sale
Joint venture ownership interest		21.00%
Increase Decrease Due to Changes In Accounting Policy and Corrections of Prior Period Errors
Assets held for sale
Share of results of equity accounted associates and joint ventures		€ 33
(Loss)/profit for the financial period		(41)
Operating profit		33
Total comprehensive expense		(38)
Increase (decrease) due to changes in accounting policy
Assets held for sale
Investment income		€ (74)

[1]	The results for the six months ended 30 September 2022 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. See note 4 ‘Assets held for sale’ for more information.